Preferred Stock Dividend (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Unaccrued Related Party Transaction Amount	$ 525,000	$ 525,000	$ 525,000	$ 525,000
Subsequent Accrued Related Party Transaction Date	Jul. 15, 2012	Jul. 15, 2011	Jan. 15, 2012	Jan. 15, 2011